Operating Segments - Summary of Segment Revenues, Results or Assets by Geographical Location (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Geographical Areas [Line Items]
Segment Revenues from External Customers	$ 378	$ 333	$ 247
Segment Results	(11,640)	(5,690)	$ (24,778)
Carrying Amount of Segment Assets	21,339	22,666
Australia [Member]
Disclosure Of Geographical Areas [Line Items]
Segment Revenues from External Customers	378	333
Segment Results	(11,733)	(5,835)
Carrying Amount of Segment Assets	19,639	21,580
United States of America [Member]
Disclosure Of Geographical Areas [Line Items]
Segment Results	93	145
Carrying Amount of Segment Assets	$ 1,700	$ 1,086